Commitments and Contingencies - Other commitments (Table) (Details) - Commitments [Member] $ in Thousands	Dec. 31, 2024 USD ($)
Other Commitments [Line Items]
Total	$ (19,529)
2025	(19,101)
2026	(428)
2027	(0)
2028	(0)
2029	(0)
2030 and thereafter	(0)
Charter-in hire payments [Member]
Other Commitments [Line Items]
Total	(5,415)	[1]
2025	(5,415)	[1]
2026	0	[1]
2027	(0)	[1]
2028	(0)	[1]
2029	(0)	[1]
2030 and thereafter	(0)	[1]
Vessel BWTS and ESD [Member]
Other Commitments [Line Items]
Total	(14,114)	[2]
2025	(13,686)	[2]
2026	(428)	[2]
2027	(0)	[2]
2028	(0)	[2]
2029	(0)	[2]
2030 and thereafter	$ (0)	[2]

[1]	The amounts represent the Company’s commitments under the existing, as of December 31, 2024, time-charter-in arrangements for third party vessels.
[2]	The amounts represent the Company’s commitments as of December 31, 2024 for installation of BWTS upgrades and ESD on its vessels to comply with environmental regulations.